UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q
Investment Company Act file number: 811-21987

ALPS VARIABLE INVESTMENT TRUST
(Exact name of registrant as specified in charter)

1290 Broadway, Suite 1100, Denver, Colorado 80203
(Address of principal executive offices) (Zip code)

Alex J. Marks
ALPS Variable Investment Trust
1290 Broadway, Suite 1100
Denver, Colorado 80203
(Name and address of agent for service)

Registrant’s Telephone Number, including Area Code: (303) 623-2577

Date of fiscal year end: December 31

Date of reporting period: July 1, 2015 – September 30, 2015

Item 1 – Schedule of Investments.

Ibbotson Conservative ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2015 (Unaudited)

		Shares	Value
Exchange Traded Funds - 98.97%
iShares - 30.05%
Core S&P 500® ETF		21,464	$4,136,327
Core S&P® Mid-Cap ETF		7,796	1,065,012
JP Morgan USD Emerging Markets Bond ETF		29,580	3,147,312
Russell 1000® Growth ETF		2,080	193,440
TIPS Bond ETF		30,512	3,377,373

Total iShares			11,919,464

Other - 68.92%
GreenHaven Continuous Commodity Index Fund(1)		35,409	689,413
PIMCO Enhanced Short Maturity Active ETF		15,764	1,588,223
SPDR® Barclays High Yield Bond ETF		67,953	2,423,204
Vanguard® FTSE Developed Markets ETF		65,863	2,347,357
Vanguard® Short-Term Bond ETF		127,906	10,282,364
Vanguard® Total Bond Market ETF		97,740	8,007,838
Vanguard® Total International Bond ETF		37,692	1,995,038

Total Other			27,333,437

Total Exchange Traded Funds
(Cost $40,283,597)			39,252,901

7-Day Yield		Shares	Value
Short-Term Investments - 1.24%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.100%	494,008	$494,008

Total Short-Term Investments
(Cost $494,008)			494,008

Total Investments - 100.21%
(Total cost $40,777,605)			39,746,909

Liabilities in Excess of Other Assets - (0.21)%			(85,120)

Net Assets - 100.00%			$39,661,789

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Income and Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2015 (Unaudited)

		Shares	Value
Exchange Traded Funds - 98.86%
iShares - 39.80%
Core S&P 500® ETF		91,607	$17,653,585
Core S&P® Mid-Cap ETF		41,000	5,601,010
JP Morgan USD Emerging Markets Bond ETF		56,571	6,019,154
MSCI EAFE Small-Cap ETF		41,736	1,993,729
Russell 1000® Growth ETF		5,269	490,017
Russell 2000® Growth ETF		5,252	703,610
TIPS Bond ETF		63,521	7,031,140

Total iShares			39,492,245

Other - 59.06%
GreenHaven Continuous Commodity Index Fund(1)		128,710	2,505,984
PIMCO Enhanced Short Maturity Active ETF		20,144	2,029,508
SPDR® Barclays High Yield Bond ETF		137,690	4,910,025
Vanguard® FTSE Developed Markets ETF		224,782	8,011,230
Vanguard® FTSE Emerging Markets ETF		73,097	2,418,780
Vanguard® Short-Term Bond ETF		198,751	15,977,593
Vanguard® Small-Cap ETF		13,386	1,445,019
Vanguard® Total Bond Market ETF		210,670	17,260,193
Vanguard® Total International Bond ETF		76,230	4,034,854

Total Other			58,593,186

Total Exchange Traded Funds
(Cost $96,598,963)			98,085,431

7-Day Yield		Shares	Value
Short-Term Investments - 0.05%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.100%	53,300	$53,300

Total Short-Term Investments
(Cost $53,300)			53,300

Total Investments - 98.91%
(Total cost $96,652,263)			98,138,731

Other Assets in Excess of Liabilities - 1.09%			1,083,202

Net Assets - 100.00%			$99,221,933

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Balanced ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2015 (Unaudited)

		Shares	Value
Exchange Traded Funds - 98.99%
iShares - 44.23%
Core S&P 500® ETF		232,529	$44,810,664
Core S&P® Mid-Cap ETF		150,714	20,589,039
JP Morgan USD Emerging Markets Bond ETF		81,045	8,623,188
MSCI EAFE Small-Cap ETF		146,878	7,016,362
Russell 1000® Growth ETF		17,138	1,593,834
Russell 2000® Growth ETF		11,378	1,524,311
TIPS Bond ETF		98,923	10,949,787

Total iShares			95,107,185

Other - 54.76%
GreenHaven Continuous Commodity Index Fund(1)		275,912	5,372,007
PIMCO Enhanced Short Maturity Active ETF		21,527	2,168,845
SPDR® Barclays High Yield Bond ETF		236,238	8,424,247
Vanguard® FTSE Developed Markets ETF		683,726	24,367,995
Vanguard® FTSE Emerging Markets ETF		308,067	10,193,937
Vanguard® REIT ETF		67,313	5,084,824
Vanguard® Short-Term Bond ETF		163,637	13,154,778
Vanguard® Small-Cap ETF		105,549	11,394,015
Vanguard® Total Bond Market ETF		379,038	31,054,583
Vanguard® Total International Bond ETF		123,899	6,557,974

Total Other			117,773,205

Total Exchange Traded Funds
(Cost $202,547,719)			212,880,390

7-Day Yield		Shares	Value
Short-Term Investments - 0.75%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.100%	1,613,213	$1,613,213

Total Short-Term Investments
(Cost $1,613,213)			1,613,213

Total Investments - 99.74%
(Total cost $204,160,932)			214,493,603

Other Assets in Excess of Liabilities - 0.26%			569,696

Net Assets - 100.00%			$215,063,299

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2015 (Unaudited)

	Shares	Value
Exchange Traded Funds - 99.58%
iShares - 47.93%
Core S&P 500® ETF	261,626	$50,417,946
Core S&P® Mid-Cap ETF	200,286	27,361,070
JP Morgan USD Emerging Markets Bond ETF	38,239	4,068,630
MSCI EAFE Small-Cap ETF	192,358	9,188,942
Russell 1000® Growth ETF	16,200	1,506,600
Russell 2000® Growth ETF	14,229	1,906,259
TIPS Bond ETF	23,267	2,575,424

Total iShares		97,024,871

Other - 51.65%
GreenHaven Continuous Commodity Index Fund(1)	367,088	7,147,203
SPDR® Barclays High Yield Bond ETF	41,833	1,491,765
Vanguard® FTSE Developed Markets ETF	885,011	31,541,792
Vanguard® FTSE Emerging Markets ETF	410,771	13,592,413
Vanguard® REIT ETF	82,295	6,216,564
Vanguard® Short-Term Bond ETF	103,469	8,317,873
Vanguard® Small-Cap ETF	149,517	16,140,360
Vanguard® Total Bond Market ETF	194,810	15,960,783
Vanguard® Total International Bond ETF	78,050	4,131,187

Total Other		104,539,940

Total Exchange Traded Funds
(Cost $185,914,565)		201,564,811

Total Investments - 99.58%
(Total cost $185,914,565)		201,564,811

Other Assets in Excess of Liabilities - 0.42%		855,174

Net Assets - 100.00%		$202,419,985

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
Schedule of Investments

As of September 30, 2015 (Unaudited)

		Shares	Value
Exchange Traded Funds - 99.58%
iShares - 49.75%
Core S&P 500® ETF		102,624	$19,776,671
Core S&P® Mid-Cap ETF		82,919	11,327,564
MSCI EAFE Small-Cap ETF		88,348	4,220,384
Russell 1000® Growth ETF		8,091	752,463
Russell 2000® Growth ETF		5,409	724,644
Russell Mid-Cap® Growth ETF		4,226	374,466
TIPS Bond ETF		8,777	971,526

Total iShares			38,147,718

Other - 49.83%
GreenHaven Continuous Commodity Index Fund(1)		139,295	2,712,074
Vanguard® FTSE Developed Markets ETF		384,951	13,719,654
Vanguard® FTSE Emerging Markets ETF		186,052	6,156,461
Vanguard® REIT ETF		42,538	3,213,320
Vanguard® Short-Term Bond ETF		12,099	972,639
Vanguard® Small-Cap ETF		69,338	7,485,037
Vanguard® Total Bond Market ETF		48,296	3,956,891

Total Other			38,216,076

Total Exchange Traded Funds
(Cost $72,242,752)			76,363,794

7-Day Yield		Shares	Value
Short-Term Investments - 0.24%
Morgan Stanley Institutional Liquidity Funds - Prime Portfolio	0.100%	186,622	$186,622

Total Short-Term Investments
(Cost $186,622)			186,622

Total Investments - 99.82%
(Total cost $72,429,374)			76,550,416

Other Assets in Excess of Liabilities - 0.18%			134,334

Net Assets - 100.00%			$76,684,750

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Alerian Energy Infrastructure Portfolio
Schedule of Investments

As of September 30, 2015 (Unaudited)

	Shares	Value
Canadian Energy Infrastructure Companies - 25.88%
AltaGas, Ltd.	43,538	$1,072,708
Enbridge, Inc.	77,477	2,876,722
Gibson Energy, Inc.	41,069	514,863
Inter Pipeline, Ltd.	109,424	2,018,748
Keyera Corp.	55,079	1,516,788
Pembina Pipeline Corp.	112,140	2,698,250
TransCanada Corp.	95,154	3,008,991
Veresen, Inc.	95,552	730,334

Total Canadian Energy Infrastructure Companies
(Cost $20,863,452)		14,437,404

U.S. Energy Infrastructure Companies - 30.96%
CenterPoint Energy, Inc.	144,815	2,612,463
Columbia Pipeline Group, Inc.	129,501	2,368,573
Dominion Resources, Inc.	46,655	3,283,579
Kinder Morgan, Inc.	101,938	2,821,644
Macquarie Infrastructure Corp.	25,031	1,868,814
OGE Energy Corp.	66,783	1,827,183
The Williams Cos., Inc.	67,563	2,489,697

Total U.S. Energy Infrastructure Companies
(Cost $20,875,838)		17,271,953

U.S. Energy Infrastructure MLPs - 23.50%
Buckeye Partners LP	29,248	1,733,529
Cheniere Energy Partners LP	10,245	269,853
Energy Transfer Equity LP	116,726	2,429,068
Enterprise Products Partners LP	115,102	2,866,040
EQT GP Holdings LP(1)	6,054	137,668
Magellan Midstream Partners LP	45,309	2,723,524
MarkWest Energy Partners LP	43,467	1,865,169
NuStar GP Holdings LLC	7,904	211,274
Phillips 66 Partners LP	5,468	269,408
Shell Midstream Partners LP	12,280	361,401
Western Gas Equity Partners LP	6,245	246,240

Total U.S. Energy Infrastructure MLPs
(Cost $18,820,463)		13,113,174

U.S. General Partners - 19.88%
EnLink Midstream LLC	20,710	378,579
Exterran Holdings, Inc.	30,126	542,268
ONEOK, Inc.	88,597	2,852,823
Plains GP Holdings LP, Class A	108,775	1,903,562
SemGroup Corp., Class A	19,645	849,450
Spectra Energy Corp.	112,540	2,956,426
Tallgrass Energy GP LP	21,149	420,231
Targa Resources Corp.	23,085	$1,189,339

Total U.S. General Partners
(Cost $18,197,441)		11,092,678

Total Investments - 100.22%
(Total cost $78,757,194)		55,915,209

Liabilities in Excess of Other Assets - (0.22)%		(125,445)

Net Assets - 100.00%		$55,789,764

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Red Rocks Listed Private Equity Portfolio
Schedule of Investments

As of September 30, 2015 (Unaudited)

	Shares	Value
Closed-End Funds - 12.12%
Financials - 12.12%
3i Infrastructure PLC	15,664	$39,643
Apax Global Alpha, Ltd.(1)(2)	22,498	40,670
Electra Private Equity PLC	1,226	60,555
Graphite Enterprise Trust PLC	5,574	48,484
HBM Healthcare Investments AG, Class A	599	56,544
HgCapital Trust PLC	3,373	54,087
Oakley Capital Investments, Ltd.(2)	20,067	42,802

Total Financials		342,785

Total Closed-End Funds
(Cost $364,171)		342,785

Common Stocks - 85.31%
Diversified - 14.29%
Ackermans & van Haaren N.V.	517	75,679
HAL Trust	266	46,665
Leucadia National Corp.	1,929	39,082
Remgro, Ltd.	1,716	31,218
Schouw & Co.	1,176	63,226
Sofina SA	383	42,595
Wendel SA	631	73,822
Wesfarmers, Ltd.	1,151	31,685

Total Diversified		403,972

Financials - 61.33%
3i Group PLC	11,557	81,523
Aker ASA, Class A	1,982	34,457
Alaris Royalty Corp.	1,128	22,788
Alleghany Corp.(2)	93	43,534
Altamir	4,369	48,331
Apollo Global Management LLC LP, Class A	2,525	43,380
Apollo Investment Corp.	3,738	20,484
Ares Capital Corp.	3,739	54,140
Ares Management LP	2,883	50,396
Aurelius AG	2,090	97,069
Blackstone Group LP	2,867	90,797
Brederode SA	1,371	57,510
Carlyle Group LP	2,377	39,934
Clairvest Group, Inc.	1,220	27,129
Compass Diversified Holdings LP	1,701	27,420
Deutsche Beteiligungs AG	895	24,902
Eurazeo SA	1,398	92,946
Fifth Street Senior Floating Rate Corp.	2,749	23,999
Grand Parade Investments, Ltd.	63,467	23,952
GSV Capital Corp.(2)		4,107	$32,240
Hosken Consolidated Investments, Ltd.		4,534	45,149
Intermediate Capital Group PLC		5,141	40,168
Investment AB Kinnevik, B Shares		1,436	40,987
Investor AB, B Shares		1,775	60,884
IP Group PLC(2)		11,871	41,303
KKR & Co. LP		3,726	62,522
mutares AG		2,043	44,516
NB Private Equity Partners, Ltd.		4,921	55,165
Nmas1 Dinamia SA		4,330	36,288
Oaktree Capital Group LLC LP		556	27,522
Onex Corp.		1,225	70,709
Princess Private Equity Holding, Ltd.		5,712	47,806
Ratos AB, B Shares		9,462	57,032
Riverstone Energy, Ltd.(2)		2,546	34,913
Solar Capital, Ltd.		1,564	24,742
SVG Capital PLC(2)		7,874	55,638
THL Credit, Inc.		2,277	24,865
Transaction Capital, Ltd.		37,456	27,027

Total Financials			1,734,167

Industrials - 6.42%
Danaher Corp.		662	56,409
Gesco AG		404	30,923
Macquarie Infrastructure Corp.		731	54,576
Melrose Industries PLC		9,885	39,508

Total Industrials			181,416

Utilities - 3.27%
Brookfield Asset Management, Inc., Class A		1,721	54,108
Brookfield Infrastructure Partners LP		1,039	38,204

Total Utilities			92,312

Total Common Stocks
(Cost $2,602,887)			2,411,867

7-Day Yield		Shares	Value
Short-Term Investments - 10.46%
Morgan Stanley Institutional Liquidity Fund- Prime Portfolio	0.100%	295,748	$295,748

Total Short-Term Investments
(Cost $295,748)			295,748

Total Investments - 107.89%
(Total cost $3,262,806)			3,050,400

Liabilities in Excess of Other Assets - (7.89)%			(223,125)

Net Assets - 100.00%			$2,827,275

(1)	Securities were purchased pursuant to Regulation S under the Securities Act of 1933, which exempts from registration securities offered and sold outside of the United States. Such securities cannot be sold by the issuer in the United States without either an effective registration statement filed pursuant to the Securities Act of 1933, or pursuant to an exemption from registration. These securities have been deemed liquid under the guidelines approved by the Fund's Board of Trustees. At period end, the aggregate market value of those securities were $40,670, representing 1.44% of net assets.
(2)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS | Stadion Tactical Defensive Portfolio
Schedule of Investments

As of September 30, 2015 (Unaudited)

		Shares	Value
Exchange Traded Funds - 54.25%
iShares - 16.33%
1-3 Year Treasury Bond ETF		6,950	$590,680
3-7 Year Treasury Bond ETF		2,380	296,667

Total iShares			887,347

Other - 37.92%
PIMCO® Enhanced Short Maturity Active ETF		14,570	1,467,928
SPDR® Doubleline Total Return Tactical ETF		11,948	591,784

Total Other			2,059,712

Total Exchange Traded Funds
(Cost $2,950,193)			2,947,059

7-Day Yield		Shares	Value
Short-Term Investments - 52.44%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.040%	2,848,394	$2,848,394

Total Short-Term Investments
(Cost $2,848,394)			2,848,394

Total Investments - 106.69%
(Total cost $5,798,587)			5,795,453

Liabilities in Excess of Other Assets - (6.69)%			(363,547)

Net Assets - 100.00%			$5,431,906

See Notes to Quarterly Schedule of Investments

ALPS | Stadion Tactical Growth Portfolio
Schedule of Investments

As of September 30, 2015 (Unaudited)

		Shares	Value
Exchange Traded Funds - 89.28%
iShares - 29.79%
1-3 Year Treasury Bond ETF		1,228	$104,368
Core S&P 500® ETF		260	50,105
Core S&P® Mid-Cap ETF		1,105	150,953

Total iShares			305,426

Other - 59.49%
Consumer Discretionary Select Sector SPDR Fund		1,390	103,221
PowerShares QQQ Trust Series 1		1,469	149,485
ProShares Short MSCI Emerging Markets(1)		1,605	47,973
Vanguard® Growth ETF		1,517	152,141
Vanguard® Short-Term Bond ETF		1,300	104,507
WisdomTree® Europe Hedged Equity Fund		961	52,519

Total Other			609,846

Total Exchange Traded Funds
(Cost $948,978)			915,272

7-Day Yield		Shares	Value
Short Term Investments - 4.32%
Morgan Stanley Institutional Liquidity Funds - Government Portfolio	0.040%	44,267	$44,267

Total Short Term Investments
(Cost $44,267)			44,267

Total Investments - 93.60%
(Total cost $993,245)			959,539

Other Assets in Excess of Liabilities - 6.40%			65,570

Net Assets - 100.00%			$1,025,109

(1)	Non-income producing security.

See Notes to Quarterly Schedule of Investments.

ALPS Variable Investment Trust	Notes to Quarterly Schedules of Investments
September 30, 2015 (Unaudited)

1. ORGANIZATION

ALPS Variable Investment Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and is organized as a Delaware business trust by a Declaration of Trust dated July 26, 2000. The Schedules of Investments herein relate to the following nine series of the Trust: Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio, Ibbotson Aggressive Growth ETF Asset Allocation Portfolio, ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Stadion Tactical Growth Portfolio (each, a “Portfolio,” and collectively, the “Portfolios”).

Ibbotson Conservative ETF Asset Allocation Portfolio, Ibbotson Income and Growth ETF Asset Allocation Portfolio, Ibbotson Balanced ETF Asset Allocation Portfolio, Ibbotson Growth ETF Asset Allocation Portfolio and Ibbotson Aggressive Growth ETF Asset Allocation Portfolio offer Class I and Class II shares. ALPS | Alerian Energy Infrastructure Portfolio, ALPS | Red Rocks Listed Private Equity Portfolio, ALPS | Stadion Tactical Defensive Portfolio and ALPS | Stadion Tactical Growth Portfolio offer Class I and Class III shares. Each class has equal rights as to class and voting privileges. The classes differ principally in the applicable distribution and shareholder service fees. Shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Portfolios and earn income and realized gains/losses from the Portfolios pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of distribution. Common expenses of the Portfolios (including legal fees, printing and mailing fees, and fees and expenses of the independent trustees) are allocated to each Portfolio in proportion to its average daily net assets. Expenses directly attributable to a particular Portfolio (including advisory, custodial, registration, professional and audit fees) are charged directly to that Portfolio. Differences in per share dividend rates generally result from differences in separate class expenses, including distribution and shareholder service fees, if applicable.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liability arising out of the performance of their duties with respect to the Portfolios. In addition, in the normal course of business, the Trust, on behalf of the Portfolios, enters into contracts with vendors and others that provide general indemnification to the extent permissible under law. Each Portfolio’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Trust and/or the Portfolios.

The Portfolios are investment vehicles for variable annuity contracts and variable life insurance policies. The Portfolios also may be used as investment vehicles for qualified pension and retirement plans and certain registered and unregistered separate accounts. Shares of the Portfolios are offered only to participating insurance companies and their separate accounts to fund the benefits of variable annuity contracts and variable life insurance policies, qualified pensions, retirement plans or registered and unregistered separate accounts. Shares are not offered to the general public.

2. SIGNIFICANT ACCOUNTING POLICIES

The Portfolios’ Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (“GAAP”). This requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the Schedules of Investments and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates. Each Portfolio is considered an investment company under GAAP and follows the accounting and reporting guidance applicable to investment companies in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.

Security Valuation: The price of Portfolio shares (“net asset value”) is determined as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (usually 4:00 p.m. Eastern Time), on each day the NYSE is open for business. Securities, including Exchange Traded Funds (“ETFs”) and Exchange Traded Notes (“ETNs”) for which exchange quotations are readily available, are valued at the last sale price, or if no sale price or if traded on the over-the-counter market, at the mean between the last bid and ask price. Shares of an open-end investment company are valued at that investment company’s net asset value per share. Securities for which quotations are not readily available are valued under procedures established by the Trust’s Board of Trustees (the “Board”) to determine fair value in good faith.

Securities traded on one or more of the U.S. national securities exchanges, the NASDAQ Stock Market LLC or any foreign stock exchange will be valued at the last sale price or the official closing price on the exchange or system where such securities are principally traded for the business day as of which such value is being determined.

Each Portfolio’s investments are valued at market value or, in the absence of market value with respect to any portfolio securities, at fair value according to procedures adopted by the Board. When market quotations are not readily available, or in management’s judgment they do not accurately reflect fair value of a security, or an event occurs after the market close but before the Portfolio is priced that materially affects the value of a security, the securities will be valued by the adviser using fair valuation procedures established by the Board. Examples of potentially significant events that could materially impact a Portfolio’s net asset value include, but are not limited to, company specific announcements, significant market volatility, natural disasters, armed conflicts, significant governmental actions, or a security’s trading has been halted, suspended or the security has not traded since the prior day and the closure of the primary trading market at a time when under normal conditions it would be open.

In the case of foreign securities management may consider the following when determining the “fair value” of a security; (a) the country’s or geographic region’s political and economic environment; (b) the nature of any significant events which have occurred from the time of the market quotation to the valuation of each Portfolio’s net asset value which may materially impact each Portfolio’s net asset valuation; (c) American Depository Receipt trading; (d) Exchange-Traded Fund trading; (e) foreign currency exchange activity; (f) other relevant matters: and (g) if a stock split occurs on a Japanese exchange, management will fair value using the last day of trading price until the security commences trading again.

If the current price of a foreign security is unavailable as a result of a foreign stock exchange’s closure for a foreign holiday, such foreign security’s value will be the closing price of such security on the last day such foreign exchange was open, adjusted by the current foreign exchange rate, assuming there are no significant events which occurred which may materially impact each Portfolio’s net asset value determination.

With respect to any portion of a Portfolio’s assets that are invested in underlying ETFs that are registered under the 1940 Act, the Portfolio’s net asset value is calculated based upon the net asset values of the those underlying ETFs in which the Portfolio invests, and the prospectuses for those underlying ETFs explain the circumstances under which those underlying ETFs will use fair value pricing and the effects of using fair value pricing.

Fair Valuation Measurements: The Portfolios disclose the classification of their fair value measurements following a three-tier hierarchy based on the inputs used to measure fair value. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Valuation techniques used to value the Portfolios’ investments by major category are as follows:

Equity securities, exchange-traded funds and limited partnerships for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the mean of the most recent quoted bid and ask prices on such day and are generally categorized as Level 2 in the hierarchy. Investments in open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Various inputs are used in determining the value of each Portfolio’s investments as of the reporting period end. When inputs used fall into different levels of the fair value hierarchy, the level in the hierarchy within which the fair value measurement falls for an investment is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments.

These inputs are categorized in the following hierarchy under applicable financial accounting standards:

Level 1 –	Unadjusted quoted prices in active markets for identical investments, unrestricted assets or liabilities that a Portfolio has the ability to access at the measurement date;

Level 2 –
Quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or inputs other than quoted prices that are observable (either directly or indirectly) for substantially the full term of the asset or liability; and

Level 3 –
Significant unobservable prices or inputs (including the Portfolio’s own assumptions in determining the fair value of investments) where there is little or no market activity for the asset or liability at the measurement date.

The following is a summary of the inputs used to value each Portfolio’s investments as of September 30, 2015: Ibbotson Conservative ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$39,252,901	$–	$–	$39,252,901
Short-Term Investments	494,008	–	–	494,008
Total	$39,746,909	$–	$–	$39,746,909

Ibbotson Income and Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$98,085,431	$–	$–	$98,085,431
Short-Term Investments	53,300	–	–	53,300
Total	$98,138,731	$–	$–	$98,138,731

Ibbotson Balanced ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$212,880,390	$–	$–	$212,880,390
Short-Term Investments	1,613,213	–	–	1,613,213
Total	$214,493,603	$–	$–	$214,493,603

Ibbotson Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$201,564,811	$–	$–	$201,564,811
Total	$201,564,811	$–	$–	$201,564,811

Ibbotson Aggressive Growth ETF Asset Allocation Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$76,363,794	$–	$–	$76,363,794
Short-Term Investments	186,622	–	–	186,622
Total	$76,550,416	$–	$–	$76,550,416

ALPS | Alerian Energy Infrastructure Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Canadian Energy Infrastructure Companies	$14,437,404	$–	$–	$14,437,404
U.S. Energy Infrastructure Companies	17,271,953	–	–	17,271,953
U.S. Energy Infrastructure MLPs	13,113,174	–	–	13,113,174
U.S. General Partners	11,092,678	–	–	11,092,678
Total	$55,915,209	$–	$–	$55,915,209

ALPS | Red Rocks Listed Private Equity Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Closed-End Funds	$342,785	$–	$–	$342,785
Common Stocks	2,411,867	–	–	2,411,867
Short-Term Investments	295,748	–	–	295,748
Total	$3,050,400	$–	$–	$3,050,400

ALPS | Stadion Tactical Defensive Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$2,947,059	$–	$–	$2,947,059
Short-Term Investments	2,848,394	–	–	2,848,394
Total	$5,795,453	$–	$–	$5,795,453

ALPS | Stadion Tactical Growth Portfolio
	Valuation Inputs
Investments in Securities at Value	Level 1	Level 2	Level 3	Total
Exchange Traded Funds	$915,272	$–	$–	$915,272
Short-Term Investments	44,267	–	–	44,267
Total	$959,539	$–	$–	$959,539

The Portfolios recognize transfers between levels as of the end of the period. For the nine months or period ended September 30, 2015, there were no transfers between Level 1 and Level 2 securities. The Portfolios did not have significant unobservable inputs (Level 3) used in determining fair value during the period.

Income Taxes: For federal income tax purposes, the Portfolios currently qualify, and intend to remain qualified, as regulated investment companies under the provisions of Subchapter M of the Internal Revenue Code of 1986 (the “Code”), as amended, by distributing substantially all of their investment company taxable net income including realized gain, not offset by capital loss carryforwards, if any, to shareholders. Accordingly, no provisions for federal income or excise taxes have been made.

As of and during the nine months or period ended September 30, 2015, the Portfolios did not have a liability for any unrecognized tax benefits. Each Portfolio files U.S. federal, state, and local tax returns as required. Each Portfolio’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations which is generally three years after the filing of the tax return. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes. The ALPS | Stadion Tactical Growth Portfolio’s commencement date was on May 1, 2015; therefore, tax returns have not yet been filed for this portfolio.

The Treasury Department has issued Regulations under Internal Revenue Code Section 817(h) that pertain to diversification requirements for variable annuity and variable life insurance contracts. Each Portfolio intends to comply with these diversification requirements.

Expenses: Most expenses of the Trust can be directly attributed to a Portfolio. Expenses that cannot be directly attributed are apportioned among the Portfolios based on average net assets. Expenses are allocated among classes within a Portfolio based on daily class level net assets, except for distribution fees associated with each Portfolio’s Distribution Plan under Rule 12b-1 of the 1940 Act (“12b-1 fees”) which are only allocated to the Class II shares and Class III shares. In addition, Class III shares and certain Class I shares are also offered with fees for non-distribution related services provided to Shareholders, under a shareholder services plan (a “Services Plan”).

Distributions to Shareholders: Each Portfolio currently intends to declare and pay capital gains and income dividends, if any, on an annual basis. All dividends and capital gains distributions paid by the Portfolios will be automatically reinvested, at net asset value, in additional shares of the Portfolios unless otherwise indicated. There is no fixed dividend rate and there can be no assurance that the Portfolios will pay any dividends or realize any capital gains. Any net capital gains earned by each Portfolio are distributed at least annually to the extent necessary to avoid federal income and excise taxes. Distributions to shareholders are recorded by each Portfolio on the ex-dividend date.

Security Transactions: Investment security transactions are accounted for as of the trade date. Dividend income is recorded on the ex-dividend date. Realized gains and losses from securities transactions and unrealized appreciation and depreciation of securities are determined using the identified cost basis.

The books and records of the Portfolios are maintained in U.S. dollars. Investment valuations and other assets and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates.

3. UNREALIZED APPRECIATION AND DEPRECIATION ON INVESTMENTS (TAX BASIS)

As of September 30, 2015, the costs of investments for federal income tax purposes and accumulated net unrealized appreciation/(depreciation) on investments were as follows:

	Cost of Investments for Income Tax Purposes	Gross Appreciation (Excess of Value Over Tax Cost)	Gross Depreciation (Excess of Tax Cost Over Value)	Net Unrealized Appreciation/ Depreciation
Ibbotson Conservative ETF Asset Allocation Portfolio	$40,806,576	$355,523	$(1,415,190)	$(1,059,667)
Ibbotson Income and Growth ETF Asset Allocation Portfolio	96,623,097	5,691,871	(4,176,237)	1,515,634
Ibbotson Balanced ETF Asset Allocation Portfolio	204,205,478	19,776,861	(9,488,736)	10,288,125
Ibbotson Growth ETF Asset Allocation Portfolio	185,806,144	25,881,119	(10,122,452)	15,758,667
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	72,887,380	7,749,536	(4,086,500)	3,663,036
ALPS | Alerian Energy Infrastructure Portfolio	77,597,470	1,247,013	(22,929,274)	(21,682,261)
ALPS | Red Rocks Listed Private Equity Portfolio	3,253,902	42,664	(246,166)	(203,502)
ALPS | Stadion Tactical Defensive Portfolio	5,798,708	2,627	(5,882)	(3,255)
ALPS | Stadion Tactical Growth Portfolio	997,220	–	(37,681)	(37,681)

Item 2 – Controls and Procedures.

(a)	The registrant's Principal Executive Officer and Principal Financial Officer have evaluated the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) within 90 days of this filing and have concluded that the registrant's disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) during registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPS VARIABLE INVESTMENT TRUST

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Thomas A. Carter
Thomas A. Carter
President (principal executive officer)

Date:	November 23, 2015

By:	/s/ Patrick Buchanan
Patrick Buchanan
Treasurer (principal financial officer)

Date:	November 23, 2015